Stock Options	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Notes to Financial Statements
NOTE 6 - Stock Options

Stock option grants pursuant to the 2006 Plan vest either immediately or over one to five years and expire ten years after the date of grant. Stockholders previously approved 5,000,000 shares for grant under the 2006 Plan, of which 2,570,085 remain available for grant, 1,305,001 have been exercised in total with 629,677 net shares (due to the cashless exercise feature) issued pursuant to such exercises of vested options from inception of the 2006 Plan through August 31, 2018. All shares approved for grant and subsequently forfeited are available for future grant. The Company does not repurchase shares to fulfill the requirements of options that are exercised and therefore issues new shares when options are exercised. The 2006 Plan was approved by stockholders on February 7, 2011 and expires according to its terms on February 7, 2021.

A summary of the Company’s stock option activity for the three months ended November 30, 2018 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2018	1,291,334	5.22
Forfeitures and cancellations	(20,000)	4.87
Outstanding at November 30, 2018	1,271,334	5.23	8.83 years	6,875
Exercisable at November 30, 2018	484,334	5.08	8.45 years	5,575

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period covered by this report and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all in-the-money option holders exercised their vested options on November 30, 2018. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock. Since the closing stock price was $3.59 on November 30, 2018 and only 42,500 outstanding options have an exercise price below $3.59 per share, as of November 30, 2018, there is $6,875 of intrinsic value to the Company’s outstanding, in-the-money stock options.

Three Months Ended November 30, 2018

Due to his resignation from the Board of Directors on October 22, 2018, Joseph Sierchio forfeited 20,000 unvested stock options with an exercise price of $4.87 which resulted in the Company reversing previously recorded stock compensation expense related to the vesting of said options in the amount of $58,367.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Consolidated Statements of Operations for the three months ended November 30, 2018 and 2017:

	Three Months Ended
	November 30,
	2018	2017
Stock Compensation Expense:
SG&A	$135,442	$399,477
R&D	250,292	114,797
Total	$385,734	$514,274

As of November 30, 2018, the Company had $4,381,115 of unrecognized compensation cost related to unvested stock options which is expected to be recognized over a period of 3.25 years.

The following table summarizes information about stock options outstanding and exercisable at November 30, 2018:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price ($)	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)

3.28	7,500	7.96	3.28	7,500	7.96	3.28
3.46	35,000	7.10	3.46	25,000	7.10	3.46
4.87	187,500	8.98	4.87	187,500	8.98	4.87
5.35	1,008,000	9.09	5.35	231,000	9.09	5.35
5.94	33,334	2.07	5.94	33,334	2.07	5.94
Total	1,271,334	8.83	5.23	484,334	8.45	5.08

Stock option grants pursuant to the 2006 Plan vest either immediately or over one to five years and expire ten years after the date of grant. Stockholders previously approved 5,000,000 shares for grant under the 2006 Plan, of which 2,550,085 remain available for grant, 1,305,001 have been exercised in total with 629,677 net shares (due to the cashless exercise feature) issued pursuant to such exercises of vested options from inception of the 2006 Plan through August 31, 2018. All shares approved for grant and subsequently forfeited are available for future grant. The Company does not repurchase shares to fulfill the requirements of options that are exercised and therefore issues new shares when options are exercised. The 2006 Plan was approved by stockholders on February 7, 2011 and expires according to its terms on February 7, 2021.

The Company employs the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the simplified method to estimate the expected term of “plain vanilla” options:

	Years Ended August 31,
	2018	2017	2016
Expected dividend yield	–	–	–
Expected stock price volatility	83.43% - 83.55%	79 - 81%	82%
Risk-free interest rate	2.27% - 2.33%	1.95 - 2.03%	2.06%
Expected term (in years)	7.67	5.00 - 7.67	7.67
Exercise price	$4.87 - $5.35	$2.71 - $3.28	$3.46
Weighted-average grant date fair-value	$3.76 - $5.64	$1.85 - $2.48	$2.64

A summary of the Company’s stock option activity for the years ended August 31, 2018 and 2017 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2016	720,001	3.06
Grants	1,535,000	2.71
Exercises	(130,000)	2.62
Outstanding at August 31, 2017	2,125,001	2.84
Grants	1,263,000	5.25
Forfeitures and cancellations	(1,805,000)	2.74
Exercises	(291,667)	3.32
Outstanding at August 31, 2018	1,291,334	5.22	9.08 years	0
Exercisable at August 31, 2018	326,334	5.08	8.41 years	0

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period covered by this report and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all in-the-money option holders exercised their vested options on August 31, 2018. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock. Since the closing stock price was $2.79 on August 31, 2018 and no outstanding options have an exercise price below $2.79 per share, as of August 31, 2018, there is no intrinsic value to the Company’s outstanding, in-the-money stock options.

Year Ended August 31, 2018

On November 21, 2017, the Company’s Board granted 255,000 options to directors and employees with an exercise price of $4.87.

On December 27, 2017, the Company entered into an employment agreement with John Conklin pursuant to which Mr. Conklin was granted 1,008,000 stock purchase options with an exercise price of $5.35 per share, vesting at the rate of 1/48th per month and exercisable on a cashless basis. Mr. Conklin’s prior employment agreement expired on December 31, 2017 resulting in the forfeiture of 300,000 options with a performance condition that was not achieved.

During the year ended August 31, 2018, there were 291,667 options exercised on a cashless basis resulting in the issuance of 146,162 shares of common stock and 5,000 unvested options forfeited resulting in a reduction to stock compensation expense of $5,157. The aggregate intrinsic value of the options exercised was $1,045,135.

Year Ended August 31, 2017

On November 15, 2016, the Company granted 35,000 options to two employees with an exercise price of $3.28.

On July 7, 2017, the Company finalized and executed two consulting agreements with third parties to provide business development services. The terms and conditions of each consulting agreement are similar and provide for combined compensation of $26,000 per month in cash and the grant of 1,500,000 common stock purchase options with an exercise price of $2.70 per share, and which vest upon the achievement of performance milestones and upon Board approval. The 1,500,000 stock options granted to consultants had a grant date fair value of $1.84 per option. During May 2018, the Company terminated the consulting agreements. The Company determined that the consultants did not achieve the performance milestones resulting in the cancelation of the 1,500,000 options.

During the year ended August 31, 2017, there were 130,000 options exercised on a cashless basis resulting in the issuance of 46,520 shares of common stock. The aggregate intrinsic value of the options exercised was $186,500.

Year Ended August 31, 2016

On January 5, 2016, the Company granted 65,000 options to three employees with an exercise price of $3.46.

During the year ended August 31, 2016, there were 556,667 options exercised on a cashless basis resulting in the issuance of 282,106 shares of common stock. The aggregate intrinsic value of the options exercised was $1,277,834.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Consolidated Statements of Operations for the years ended August 31, 2018, 2017 and 2016:

	Years Ended
	August 31,
	2018	2017	2016
Stock Compensation Expense:
SG&A	$1,018,351	$118,969	$211,406
R&D	796,974	80,630	97,357
Total	$1,815,325	$199,599	$308,763

As of August 31, 2018, the Company had $4,842,130 of unrecognized compensation cost related to unvested stock options which is expected to be recognized over a period of 3.5 years.

The following table summarizes information about stock options outstanding and exercisable at August 31, 2018:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price ($)	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)

3.28	7,500	8.21	3.28	7,500	8.21	3.28
3.46	35,000	7.35	3.46	25,000	7.35	3.46
4.87	207,500	9.23	4.87	92,500	9.23	4.87
5.35	1,008,000	9.34	5.35	168,000	9.34	5.35
5.94	33,334	2.32	5.94	33,334	2.32	5.94
Total	1,291,334	9.08	5.22	326,334	8.41	5.08